Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Estimated Future Amortization Expense [Abstract]
2025	$ 2,377
Total	$ 2,377	$ 31,332